2010 Reorganization and Initial Public Offering	12 Months Ended
Mar. 31, 2012
2010 Reorganization and Initial Public Offering [Abstract]
2010 Reorganization and Initial Public Offering

3. 2010 Reorganization and Initial Public Offering

On May 13, 2010, the Company’s board of directors approved a reorganization (the “2010 Reorganization”) of the capital of the Company. Through a series of transactions, the 2010 Reorganization resulted in the repayment of $8,016 on the shareholder note payable and the effective conversion of the remaining shareholder note payable of CDN$253,972 plus accrued interest of CDN$75,074 into Class A Preferred Shares and Class B Shares and the conversion of cumulative preferred shares of CDN$84,883 plus accrued dividends of CDN$19,748 into Class A Preferred Shares. At the completion of the 2010 Reorganization, the Company’s share capital consisted of 433,676,686 Class A Preferred Shares, 170,089,800 Class B Shares and 10,957,191 Class A Subordinate Voting Shares. As part of the 2010 Reorganization, the Company amalgamated with a successor corporation to School 3 ULC, a corporation that, prior to giving effect to the 2010 Reorganization, held all of the outstanding non-voting common shares. This series of transactions was completed on June 8, 2010. On June 24, 2010, the Company effected a one-for-two reverse stock split for both the Class A Subordinate Voting Shares and the Class B Shares.

In July 2010, in connection with the Company’s initial public offering (“IPO”) transaction, all the issued and outstanding Class A Preferred Shares were converted into Class B or Class A Subordinate Voting Shares and the Class A Preferred Shares were removed from the authorized share capital of the Company and the Company issued Class A Subordinate Voting Shares from Treasury. After giving effect to the IPO, the Company had 44,308,596 Class A Subordinate Voting Shares and 79,464,195 Class B Shares outstanding.

Using the proceeds of the IPO, the Company repaid $40,000 of the unsecured term loan and $19,244 of the term construction facility in July 2010. In September 2010, the remaining balances of the unsecured term loan, the term construction facility and the construction loan of $42,389, $29,836 and $1,438, respectively, were repaid in full.